Debt Instruments - Financial assets at amortized cost restricted assets (Details) - Financial assets at amortized cost category - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
BREMS R | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 4,999	$ 6,622
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities		1,672
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities		$ 535